Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Promissory note	$ 333,594
Unrecognized tax benefits	0	$ 0
Financial assets subject to recurring fair value measurements	0	0
Financial liabilities subject to recurring fair value measurements	0	$ 0
Prime Number Acquisition I Corp.
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Promissory note	$ 333,594